Assumptions Used in Determining Benefit Obligation (Detail) - Foreign Postretirement Benefit Plan	Dec. 31, 2016	Dec. 31, 2015
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.70%	4.00%
Rate of compensation increase	3.90%	3.70%
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.75%	0.95%
Rate of compensation increase	2.00%	2.00%